ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2016
ASSETS
ASSETS AND LIABILITIES

Inventories

Inventories consist of the following:

	December 31,
	2016	2015
Raw materials and supplies	$85,816	$77,649
Work in process	48,530	90,540
Finished goods	465,510	86,254
Total	$599,856	$254,443

Property and Equipment

Property and equipment consists of the following:

	December 31,
	2016	2015
Computer equipment	$5,254	$5,254
Office furniture and fixtures	33,376	33,376
Production equipment	276,479	276,479
Software	338,976	338,976
Total cost	654,085	654,085
Less accumulated depreciation	(624,516)	(618,984)
Property and equipment, net	$29,569	$35,101

Depreciation expense for the years ended December 31, 2016 and 2015 was $5,532 and $28,950, respectively.

Intangible Assets

Amortizable intangible assets consist of the following:

At December 31, 2016

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,597	$(91,201)	$326,396	7 – 15
Customer Contracts	611,119	(188,428)	422,691	10
Sensum+® License (from CRI)	234,545	(84,009)	150,536	10
Vesele® Trademark	25,287	(7,047)	18,240	8
Beyond Human® Website and Trade Name	222,062	(32,821)	189,241	5 – 10
Novalere Mfg. Contract	4,681,000	(887,440)	3,793,560	10
Other Beyond Human® Intangible Assets	4,730	(2,147)	2,583	1 – 3
Total	$6,196,340	$(1,293,093)	$4,903,247

At December 31, 2015

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,597	$(57,593)	$360,004	7 – 15
Customer Contracts	611,119	(127,316)	483,803	10
Sensum+® License (from CRI)	234,545	(60,554)	173,991	10
Vesele® Trademark	25,287	(3,886)	21,401	8
Novalere Mfg. Contract	4,681,000	(419,340)	4,261,660	10
Total	$5,969,548	$(668,689)	$5,300,859

Amortization expense for the years ended December 31, 2016 and 2015 was $624,404 and $550,789, respectively. The following table summarizes the approximate expected future amortization expense as of December 31, 2016 for intangible assets:

2017	$630,000
2018	630,000
2019	629,000
2020	629,000
2021	600,000
Thereafter	1,785,000
Total	$4,903,000

Prepaid Expense and Other Current Assets

Prepaid expense and other current assets consist of the following:

	December 31,
	2016	2015
Prepaid insurance	$69,976	$27,816
Prepaid inventory	20,750	-
Merchant net settlement reserve receivable (see Note 1)	221,243	-
Prepaid consulting and other expense	21,094	25,462
Prepaid consulting and other service stock-based compensation expense (see Note 8)	530,601	-
Total	$863,664	$53,278

Accounts Payable and Accrued Expense

Accounts payable and accrued expense consists of the following:

	December 31,
	2016	2015
Accounts payable	$647,083	$63,826
Accrued credit card balances	31,654	91,037
Accrued royalties	73,675	-
Sales returns and allowances	60,853	-
Accrual for stock to be issued to consultants (see Note 8)	360,000	-
Accrued other	36,785	640
Total	$1,210,050	$155,503

Goodwill

The changes in the carrying value of our goodwill for the years ended December 31, 2016 and 2015 is as follows:

Beginning balance December 31, 2014	$429,225
Acquisition of Novalere (see Note 3)	120,143
Release of valuation allowance in connection with acquisition of Novalere (see Note 10)	759,428
Impairment of valuation allowance in connection with acquisition of Novalere (see Note 10)	(759,428)
Ending balance December 31, 2015	549,368
Asset acquisition of Beyond Human® (see Note 3)	403,208
Ending balance December 31, 2016	$952,576